Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE TABLE
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[3]	Average Compensation Actually Paid to Non-PEO Named Executive Officers[4]	Value of initial fixed $100 investment based on:		Net Income[7] (millions)	Company-Selected Performance Measure: Trailing 12 Month Adjusted Operating Return on Equity[7]
					TSR[5]	Peer Group TSR[6]
2022	$11,354,662	$19,808,104	$3,114,364	$4,238,584	$93.97	$136.53	$623	10.3%
2021	$16,109,515	$9,495,022	$3,249,851	$2,356,848	$70.64	$123.73	$617	0.8%
2020	$9,044,233	$(2,529,957)	$2,491,515	$420,220	$72.98	$90.52	$415	5.7%
[1]The dollar amounts reported for Ms. Manning under "Summary Compensation Table Total" are the amounts of total compensation reported for Ms. Manning for each corresponding year in the "Total" column of the Summary Compensation Table as reflected on page 65.

[2]The dollar amounts reported for Ms. Manning under "Compensation Actually Paid" represent the amount of compensation actually paid to Ms. Manning as computed in accordance with Item 402(v) of Regular S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Manning during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Ms. Manning's total compensation for each year to determine the compensation actually paid. See "Compensation Actually Paid to PEO" table below for additional information.

[3]The dollar amounts reported under "Average Summary Compensation Total" for non-PEO NEOs represent the average of the amounts reported for the Company's named executive officers ("NEOs") as a group (excluding any individual serving as our CEO for such year) in the 'Total' column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Todd Larson, Tony Cheng, Leslie Barbi and Ronald Herrmann; (ii) for 2021, Todd Larson, Tony Cheng, Leslie Barbi, Ronald Herrmann and Alain Néemeh; and (iii) for 2020, Todd Larson, Tony Cheng, Leslie Barbi, Alain Néemeh and John Laughlin.

[4]The dollar amounts reported under "Average Compensation Actually Paid" for non-PEO NEOs represent the average amount of compensation actually paid to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs' total compensation for each year to determine the compensation actually paid. See "Compensation Actually Paid to non-PEO NEOs" table below for additional information.

[5]Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement of dividends for the measurement period, assuming dividend reinvestment and the difference between the Company's share price at the end and the beginning of the measurement period by the Company's share price at the beginning of the measurement period.

[6]Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P Life & Health Insurance sub-index.

[7]See "Use of Non-GAAP Financial Measures" on page 89 for reconciliations from GAAP figures to adjusted operating figures.

COMPENSATION ACTUALLY PAID TO PEO
	PEO
	2022	2021	2020
Total Compensation as reported in Summary Compensation Table ("SCT")	$11,354,662	$16,109,515	$9,044,233
Minus Pension values reported in SCT	501,924	635,367	617,725
Minus Fair value of equity awards granted during fiscal year	6,249,937	12,750,138	5,756,659
Plus Pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	426,251	241,185	(71,386)
Plus Fair value of equity compensation granted in current year - value at end of year-end	8,535,142	10,027,648	2,041,874
Plus Fair value of equity compensation granted in current year - vesting date value	767,810	256,218	680,625
Plus Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	2,932,503	(3,696,844)	(7,611,114)
Plus Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	2,543,597	(57,195)	(239,804)
Plus Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Plus Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Compensation Actually Paid to PEO	$19,808,104	$9,495,022	$(2,529,956)

COMPENSATION ACTUALLY PAID TO NON-PEO NEOS
	non-PEO NEO Averages
	2022	2021	2020
Total Compensation as reported in Summary Compensation Table ("SCT")	$3,114,364	$3,249,851	$2,491,515
Minus Pension values reported in SCT	51,314	110,121	335,677
Minus Fair value of equity awards granted during fiscal year	1,052,880	1,740,959	897,828
Plus Pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	(179)	103,422	(135,740)
Plus Fair value of equity compensation granted in current year - value at end of year-end	1,404,214	1,236,050	318,452
Plus Fair value of equity compensation granted in current year - vesting date value	129,348	39,781	106,151
Plus Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	360,646	(408,444)	(1,091,662)
Plus Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	334,385	(12,731)	(34,991)
Plus Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Plus Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Average Compensation Actually Paid to non-PEO NEOs	$4,238,584	$2,356,849	$420,220

Company Selected Measure Name	Trailing 12-month adjusted operating return on equity is the Company-selected performance measure.
PEO Total Compensation Amount	$ 11,354,662	$ 16,109,515	$ 9,044,233
PEO Actually Paid Compensation Amount	19,808,104	9,495,022	(2,529,957)
Non-PEO NEO Average Total Compensation Amount	3,114,364	3,249,851	2,491,515
Non-PEO NEO Average Compensation Actually Paid Amount	4,238,584	2,356,848	420,220
Total Shareholder Return Amount	93.97	70.64	72.98
Peer Group Total Shareholder Return Amount	136.53	123.73	90.52
Net Income (Loss)	$ 623,000,000	$ 617,000,000	$ 415,000,000
Company Selected Measure Amount	0.103	0.008	0.057
PEO Name	Ms. Manning
Additional 402(v) Disclosure [Text Block]

*TSR figures represent cumulative amount of $100 invested in Company common stock on January 1, 2020.

PEO [Member] | Pension Values Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 501,924	$ 635,367	$ 617,725
PEO [Member] | Fair Value Of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,249,937	12,750,138	5,756,659
PEO [Member] | Pension Value Attributed To Current Years Service [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	426,251	241,185	(71,386)
PEO [Member] | Fair Value Of Equity Awards Granted Value At End Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,535,142	10,027,648	2,041,874
PEO [Member] | Fair Value Of Equity Awards Granted Vesting Date Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	767,810	256,218	680,625
PEO [Member] | Change In Fair Value To Vesting Date For Awards In Prior Fiscal Year Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,932,503	(3,696,844)	(7,611,114)
PEO [Member] | Change In Fair Value To Vesting Date For Awards In Prior Fiscal Year Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,543,597	(57,195)	(239,804)
PEO [Member] | Dividends Or Other Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fair Value Of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Values Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	51,314	110,121	335,677
Non-PEO NEO [Member] | Fair Value Of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,052,880	1,740,959	897,828
Non-PEO NEO [Member] | Pension Value Attributed To Current Years Service [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(179)	103,422	(135,740)
Non-PEO NEO [Member] | Fair Value Of Equity Awards Granted Value At End Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,404,214	1,236,050	318,452
Non-PEO NEO [Member] | Fair Value Of Equity Awards Granted Vesting Date Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	129,348	39,781	106,151
Non-PEO NEO [Member] | Change In Fair Value To Vesting Date For Awards In Prior Fiscal Year Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	360,646	(408,444)	(1,091,662)
Non-PEO NEO [Member] | Change In Fair Value To Vesting Date For Awards In Prior Fiscal Year Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	334,385	(12,731)	(34,991)
Non-PEO NEO [Member] | Dividends Or Other Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair Value Of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0